CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 235,882	$ 778,261
Short-term deposits	150,631
Accounts receivable, net of allowances of $828 and $437 as of June 30, 2022 and December 31, 2021, respectively	286,809	232,049
Other current assets	61,814	42,382
Total current assets	735,136	1,052,692
Long-term restricted cash	3,266	3,495
Deferred tax assets	14,561	2,012
Operating lease right-of-use assets	37,676	34,116
Property, equipment and software, net	30,739	25,131
Investment in equity securities and other investments	21,000	20,000
Goodwill	456,354	240,299
Intangible assets, net	188,619	54,221
Other non-current assets	73,273	18,857
Total assets	1,560,624	1,450,823
Current liabilities:
Accounts payable	265,682	247,362
Operating lease liabilities	9,905	7,525
Other current liabilities	62,980	53,949
Total current liabilities	338,567	308,836
Deferred tax liabilities	6,898	6,514
Long-term operating lease liabilities	28,541	30,076
Other non-current liabilities	1,955	2,829
Total liabilities	375,961	348,255
Commitments and contingencies (Note 8)
Shareholders' equity:
Treasury shares, at cost, 6,745,955 Class A ordinary shares held at June 30, 2022 and December 31, 2021	(67,460)	(67,460)
Additional paid-in capital	1,101,163	1,042,589
Accumulated other comprehensive income (loss)	(2,482)	495
Retained earnings	153,442	126,944
Total shareholders' equity	1,184,663	1,102,568
Total liabilities and shareholders' equity	$ 1,560,624	$ 1,450,823